Property, Plant and Equipment	3 Months Ended
Mar. 31, 2019
Successor [Member]
Property, Plant and Equipment

7. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	March 31, 2019	December 31, 2018
Buildings and leasehold improvements	5 to 25	$21,648	$21,572
Drilling rigs, plant and equipment	3 to 15	299,105	278,249
Furniture and fixtures	5	1,297	1,348
Office equipment and tools	3 to 6	33,515	31,568
Vehicles and cranes	5 to 8	4,397	4,179
Less: Accumulated depreciation		(46,914)	(32,522)
Land		5,104	5,104
Capital work in progress		18,316	19,229
Total		$336,468	$328,727

The Company recorded depreciation expense of $14.5 million and $10.3 million for the 2019 Successor Period from January 1, 2019 to March 31, 2019 and the 2018 Predecessor Period from January 1, 2018 to March 31, 2018, respectively, in the Condensed Consolidated Statement of Operations.